Net Income Per Limited Partner Unit (Notes)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
NET INCOME PER LIMITED PARTNER UNIT
NET INCOME PER LIMITED PARTNER UNIT:
Net income for partners’ capital and statement of operations presentation purposes is allocated to the General Partner and Limited Partners in accordance with their respective partnership percentages, after giving effect to priority income allocations for incentive distributions, if any, to the General Partner, the holder of the IDRs pursuant to the Partnership Agreement, which are declared and paid following the close of each quarter. Earnings in excess of distributions are allocated to the General Partner and Limited Partners based on their respective ownership interests. Earnings attributable to predecessor represents amounts allocated to the former Regency partners and have no impact on income from continuing operations per unit for the periods prior to the Regency Merger.
A reconciliation of income from continuing operations and weighted average units used in computing basic and diluted income from continuing operations per unit is as follows:

	Years Ended December 31,
	2014	2013	2012
Income from continuing operations	$1,235	$713	$1,754
Less: Income from continuing operations attributable to noncontrolling interest	116	239	20
Less: Income (loss) from continuing operations attributable to predecessor	(153)	35	39
Income from continuing operations, net of noncontrolling interest and predecessor income (loss)	1,272	439	1,695
General Partner’s interest in income from continuing operations	513	505	463
Class H Unitholder’s interest in income from continuing operations	217	—	—
Common Unitholders’ interest in income (loss) from continuing operations	542	(66)	1,232
Additional earnings allocated (to) from General Partner	(4)	(2)	1
Distributions on employee unit awards, net of allocation to General Partner	(13)	(10)	(9)
Income (loss) from continuing operations available to Common Unitholders	$525	$(78)	$1,224
Weighted average Common Units – basic	331.5	343.4	248.3
Basic income (loss) from continuing operations per Common Unit	$1.58	$(0.23)	$4.93
Dilutive effect of unvested Unit Awards	1.3	—	0.7
Weighted average Common Units, assuming dilutive effect of unvested Unit Awards	332.8	343.4	249.0
Diluted income (loss) from continuing operations per Common Unit	$1.58	$(0.23)	$4.91
Basic income (loss) from discontinued operations per Common Unit	$0.19	$0.05	$(0.50)
Diluted income (loss) from discontinued operations per Common Unit	$0.19	$0.05	$(0.50)